REINSURANCE AGREEMENTS - Effect of reinsurance (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Jun. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Insurance [Abstract]
Direct premiums						$ 1,038	$ 998	$ 982
Reinsurance assumed						225	231	234
Reinsurance ceded						(139)	(146)	(146)
Premiums	$ 269	$ 267	$ 558	$ 823	$ 825	1,124	1,083	1,070
Policy charges and fee income ceded						381	393	378
Policyholders' benefits ceded						657	871	695
Interest Credited to Policyholders' Account Balances Ceded						$ 46	$ 51	$ 62